Intangible Asset, Net - Schedule of Intangible Asset, Net (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Less: Accumulated amortization	¥ (2,881,629)		¥ (1,895,785)
Intangible asset, net	46,745,444	$ 6,502,900	47,731,288
Land use right [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, gross	49,292,208		49,292,208
Franchise right [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, gross	¥ 334,865		¥ 334,865